Fair Value Measurements - Derivative instruments (Details) $ / shares in Units, $ in Thousands	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the Company's warrant liability | $	$ 18	$ 18
Warrants term		7 years	7 years
Warrant excercise price | $ / shares		$ 8.40	$ 8.40
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		1.74	1.74
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		70	70
Dividend rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		0	0